CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2015	Mar. 31, 2014
Stockholders' Deficit
Common stock par value (in Dollars per share)	$ .001	$ 0.001
Common stock shares authorized	10,000,000	10,000,000
Common stock issued	6,657,046	4,499,480
Common stock outstanding	6,657,046	4,499,480